Intangible assets - Summary (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		€ 7,956	€ 8,805
Impairment charges	€ (200)	(200)
Intangible assets and goodwill at end of period	7,027	€ 7,027	7,956
Elenion Technologies
Changes in intangible assets and goodwill
Proportion of ownership interest in subsidiary		100.00%
Gross Carrying Amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		€ 15,901	15,784
Translation differences		(690)	157
Additions		39	52
Acquisitions through business combinations		150
Disposals and retirements		(31)	(92)
Intangible assets and goodwill at end of period	15,369	15,369	15,901
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(7,945)	(6,979)
Translation differences		256	(41)
Impairment charges		(209)	(12)
Disposals and retirements		28	71
Amortization		(472)	(984)
Intangible assets and goodwill at end of period	(8,342)	(8,342)	(7,945)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		5,527	5,452
Intangible assets and goodwill at end of period	5,074	5,074	5,527
Goodwill | Gross Carrying Amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		6,435	6,360
Translation differences		(331)	75
Acquisitions through business combinations		78
Intangible assets and goodwill at end of period	6,182	6,182	6,435
Goodwill | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(908)	(908)
Impairment charges		(200)
Intangible assets and goodwill at end of period	(1,108)	(1,108)	(908)
Other-Intangible assets
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		2,429	3,353
Intangible assets and goodwill at end of period	1,953	1,953	2,429
Other-Intangible assets | Gross Carrying Amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		9,466	9,424
Translation differences		(359)	82
Additions		39	52
Acquisitions through business combinations		72
Disposals and retirements		(31)	(92)
Intangible assets and goodwill at end of period	9,187	9,187	9,466
Other-Intangible assets | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(7,037)	(6,071)
Translation differences		256	(41)
Impairment charges		(9)	(12)
Disposals and retirements		28	71
Amortization		(472)	(984)
Intangible assets and goodwill at end of period	€ (7,234)	€ (7,234)	€ (7,037)